Quarterly Holdings Report
for

Fidelity® Series International Value Fund

January 31, 2021

VSF-S-QTLY-0321
1.907974.111

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 2.2%
Commonwealth Bank of Australia	2,032,463	$129,716,905
Evolution Mining Ltd.	10,283,880	37,175,223
Macquarie Group Ltd.	1,201,608	120,668,419

TOTAL AUSTRALIA		287,560,547

Austria - 0.8%
Erste Group Bank AG	3,357,964	102,895,194
Bailiwick of Jersey - 1.9%
Ferguson PLC	1,011,055	117,392,370
Glencore Xstrata PLC	39,942,827	133,334,260

TOTAL BAILIWICK OF JERSEY		250,726,630

Belgium - 2.5%
Anheuser-Busch InBev SA NV	2,121,400	133,166,043
KBC Groep NV	2,768,287	193,907,724

TOTAL BELGIUM		327,073,767

Denmark - 1.6%
A.P. Moller - Maersk A/S Series B	54,221	111,379,039
ORSTED A/S (a)	531,011	101,114,420

TOTAL DENMARK		212,493,459

Finland - 0.7%
Sampo Oyj (A Shares)	2,119,787	89,213,173
France - 12.9%
ALTEN (b)	224,008	23,677,691
Atos Origin SA (b)	660,855	50,909,727
AXA SA	9,507,979	210,643,289
BNP Paribas SA (b)	5,142,370	246,605,897
Capgemini SA	670,948	97,300,359
Natixis SA (b)	9,345,966	35,420,432
Sanofi SA	2,553,506	240,152,915
SR Teleperformance SA	382,931	125,563,538
Total SA	7,517,992	316,871,544
VINCI SA	1,380,429	128,004,672
Vivendi SA	4,323,586	132,851,198
Worldline SA (a)(b)	702,431	59,721,606

TOTAL FRANCE		1,667,722,868

Germany - 13.1%
Bayer AG	2,288,482	138,505,558
Deutsche Post AG	3,619,907	178,805,672
Hannover Reuck SE	698,163	108,448,730
HeidelbergCement AG	1,737,577	128,669,003
Infineon Technologies AG	2,042,700	81,837,921
Linde PLC	610,774	149,723,366
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	480,117	127,482,941
Rheinmetall AG	805,341	85,359,266
RWE AG	3,057,900	131,589,029
Siemens AG	2,494,907	387,363,218
Vonovia SE	2,706,152	181,082,558

TOTAL GERMANY		1,698,867,262

Hong Kong - 0.9%
AIA Group Ltd.	9,920,847	119,613,220
India - 0.5%
Reliance Industries Ltd. sponsored GDR (a)	1,149,200	58,264,440
Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	164,103,852	48,891,953
Ireland - 2.1%
CRH PLC	4,640,208	190,410,174
Ryanair Holdings PLC (b)	181,200	3,116,801
Ryanair Holdings PLC sponsored ADR (b)	781,100	74,259,177

TOTAL IRELAND		267,786,152

Italy - 3.6%
Assicurazioni Generali SpA	4,579,498	78,304,467
Enel SpA	28,845,550	286,089,950
Mediobanca SpA (b)	11,125,955	99,428,011

TOTAL ITALY		463,822,428

Japan - 24.6%
DENSO Corp.	2,341,696	129,822,222
FANUC Corp.	467,240	121,982,000
Fujitsu Ltd.	760,300	116,021,706
Hoya Corp.	1,313,542	167,978,377
Ibiden Co. Ltd.	1,370,744	63,600,323
Idemitsu Kosan Co. Ltd.	2,637,276	61,786,962
Itochu Corp.	6,159,853	176,277,239
Kao Corp.	1,021,736	74,105,002
Minebea Mitsumi, Inc.	6,157,351	136,320,559
Mitsubishi Estate Co. Ltd.	3,355,633	52,923,822
Mitsubishi UFJ Financial Group, Inc.	32,811,224	148,168,293
Mitsui Fudosan Co. Ltd.	2,453,096	49,614,625
OBIC Co. Ltd.	340,042	63,823,817
Oracle Corp. Japan	603,311	71,133,618
ORIX Corp.	7,823,933	125,114,209
Recruit Holdings Co. Ltd.	1,720,916	74,855,416
Shin-Etsu Chemical Co. Ltd.	1,226,258	212,776,163
Shinsei Bank Ltd.	5,755,420	70,661,799
SoftBank Group Corp.	2,313,937	179,267,629
Sony Corp.	1,654,545	158,360,905
Sumitomo Mitsui Financial Group, Inc.	5,118,863	159,034,505
Suzuki Motor Corp.	2,545,382	114,407,928
Takeda Pharmaceutical Co. Ltd.	1,696,573	59,667,852
Tokio Marine Holdings, Inc.	3,170,315	155,360,417
Tokyo Electron Ltd.	267,863	101,805,585
Toyota Motor Corp.	5,017,524	351,908,286

TOTAL JAPAN		3,196,779,259

Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	1,850,445	135,674,040
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands) (b)	4,617,439	101,098,222
Netherlands - 2.7%
AerCap Holdings NV (b)	1,087,833	41,598,734
Airbus Group NV	1,076,087	108,208,850
Koninklijke Philips Electronics NV	1,623,197	88,479,133
NN Group NV	2,634,889	109,676,635

TOTAL NETHERLANDS		347,963,352

Portugal - 0.3%
Galp Energia SGPS SA Class B	4,115,764	41,310,488
Singapore - 0.9%
United Overseas Bank Ltd.	6,391,289	112,487,456
Spain - 2.2%
Banco Santander SA (Spain)	66,062,944	192,831,464
Cellnex Telecom SA (a)	1,189,838	69,756,157
Unicaja Banco SA (a)	30,685,131	21,262,864

TOTAL SPAIN		283,850,485

Sweden - 3.2%
Ericsson (B Shares)	12,329,785	155,249,856
Investor AB (B Shares)	2,557,960	188,074,940
Volvo AB (B Shares)	2,926,900	72,434,321

TOTAL SWEDEN		415,759,117

Switzerland - 7.0%
Novartis AG	2,606,550	236,010,548
Roche Holding AG (participation certificate)	188,510	65,057,079
Siemens Energy AG (b)	2,344,367	87,000,301
Swiss Life Holding AG	143,880	65,725,256
UBS Group AG	14,395,982	207,158,181
Zurich Insurance Group Ltd.	626,840	250,665,628

TOTAL SWITZERLAND		911,616,993

United Kingdom - 11.1%
Anglo American PLC (United Kingdom)	7,018,902	232,153,138
AstraZeneca PLC (United Kingdom)	877,899	89,555,529
Beazley PLC	7,008,217	29,901,589
BHP Group PLC	18,592,260	509,527,062
BP PLC (b)	62,483,743	232,186,819
Imperial Brands PLC	3,344,003	67,352,250
Lloyds Banking Group PLC	244,147,687	109,556,974
Royal Dutch Shell PLC Class B sponsored ADR	2,306,086	80,459,341
Standard Chartered PLC (United Kingdom)	15,458,822	94,043,218

TOTAL UNITED KINGDOM		1,444,735,920

TOTAL COMMON STOCKS
(Cost $10,417,869,429)		12,586,206,425

Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Porsche Automobil Holding SE (Germany)
(Cost $230,339,097)	3,267,377	226,935,307

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.09% (c)
(Cost $295,504,186)	295,445,097	295,504,186
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $10,943,712,712)		13,108,645,918
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(132,591,390)
NET ASSETS - 100%		$12,976,054,528

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $310,119,487 or 2.4% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,350
Fidelity Securities Lending Cash Central Fund	248
Total	$19,598

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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